Shareholder Report	6 Months Ended
Sep. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Neiman Funds
Entity Central Index Key	0001215880
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
No-Load Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	No-Load Shares
Trading Symbol	NEIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]
What were the Fund costs for the six-month period?
(based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
No-Load Shares	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
No-Load Shares	24.26%	7.10%	7.46%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,606,980
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 184,221
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$35,606,980
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid (Net Waiver) ($)	$184,221

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.

Material Fund Change Strategies [Text Block]	The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2024.
Class A Shares
Shareholder Report [Line Items]
Fund Name	Neiman Large Cap Value Fund
Class Name	Class A
Trading Symbol	NEAMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Neiman Large Cap Value Fund ("Fund") for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.neimanfunds.com/#Literature. You can also request this information by contacting us at 1-877-385-2720.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-877-385-2720
Additional Information Website	https://www.neimanfunds.com/#Literature
Expenses [Text Block]	What were the Fund costs for the six-month period? (based on a hypothetical $10,000 investment)
Class	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
Class A	$75	1.45%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A (with sales charge)	17.10%	5.84%	6.82%
Class A (without sales charge)	24.26%	7.10%	7.46%
S&P 500® Index	36.35%	15.98%	13.38%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 35,606,980
Holdings Count | shares	37
Advisory Fees Paid, Amount	$ 184,221
Investment Company, Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]	Fund Statistics
Net Assets ($)	$35,606,980
Number of Portfolio Holdings	37
Portfolio Turnover Rate (%)	8%
Total Advisory Fees Paid (Net Waiver) ($)	$184,221

Holdings [Text Block]	What did the Fund invest in? Sectors (% of net assets)

(A)	Net Cash represents cash equivalents and other assets in excess of liabilities.

Material Fund Change [Text Block]
Material Fund Changes

This is a summary of certain changes to the Fund since March 31, 2024. The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.

Material Fund Change Strategies [Text Block]	The Fund no longer engages in writing covered call options as part of its Principal Investment Strategy and is no longer subject to the risk of covered call options.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 31, 2024.